As filed with the U.S. Securities and Exchange Commission on December 30, 2021

1933 Act File No. 333-132380

1940 Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 838	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 840	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

230 Park Avenue

New York, NY 10169

(Address of Principal Executive Offices) (Zip Code)

1-866-909-9473

(Registrant’s Telephone Number, including Area Code)

JONATHAN STEINBERG

WISDOMTREE TRUST

230 Park Avenue New York, NY 10169

(Name and Address of Agent for Service)

Copies to:

W. John McGuire	Joanne Antico
Morgan, Lewis & Bockius LLP	WisdomTree Asset Management, Inc.
1111 Pennsylvania Avenue NW	230 Park Avenue
Washington, DC 20004	New York, NY 10169

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b).
☒	On January 18, 2022 pursuant to paragraph (b)(1)(iii).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	On (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 838 to the Registration Statement on Form N-1A for WisdomTree Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until January 18, 2022 the effectiveness of Post-Effective Amendment No. 825 (“PEA No. 825”), which was filed with the Commission via EDGAR Accession No. 0001214659-21-011177 on November 5, 2021, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No.  825 by means of this filing, Parts A, B and C of PEA No. 825 are incorporated herein by reference.

PART A—PROSPECTUS

The Prospectuses for the WisdomTree U.S. AI Enhanced Value Fund and the WisdomTree International AI Enhanced Value Fund are incorporated herein by reference to Part A of PEA No. 825.

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the WisdomTree U.S. AI Enhanced Value Fund and the WisdomTree International AI Enhanced Value Fund is incorporated herein by reference to Part B of PEA No. 825.

PART C—OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 825.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 838 to Registration Statement No. 333-132380 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on this 30th day of December, 2021.

WISDOMTREE TRUST
(Registrant)

By:	/s/ Jonathan Steinberg*
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 838 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures	Title	Date

/s/ Jonathan Steinberg* Jonathan Steinberg	President (Principal Executive Officer) and Trustee	December 30, 2021

/s/ David Castano* David Castano	Treasurer (Principal Financial and Accounting Officer)	December 30, 2021

/s/ David Chrencik* David Chrencik	Trustee	December 30, 2021

/s/ Joel Goldberg* Joel Goldberg	Trustee	December 30, 2021

/s/ Toni Massaro* Toni Massaro	Trustee	December 30, 2021

/s/ Melinda Raso Kirstein* Melinda Raso Kirstein	Trustee	December 30, 2021

/s/ Victor Ugolyn* Victor Ugolyn	Trustee	December 30, 2021

*By:	/s/ Joanne Antico
Joanne Antico
(Attorney-in-Fact)